LEASES - Operating and Finance Leases (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases:
Operating lease liabilities - current	¥ 62,515,082	$ 9,809,981	¥ 48,244,010
Operating lease liabilities - non-current	385,419,556	60,480,739	277,239,113
Total operating lease liabilities	447,934,638		325,483,123
Operating lease right-of-use assets, net	438,271,327	68,774,335	316,512,346
Financing leases:
Financing lease liabilities - current	194,939,003	30,590,183	272,329,554
Financing lease liabilities - non-current	236,373,848	37,092,215	313,087,663
Total financing lease liabilities	431,312,851		585,417,217
Financing lease right-of-use assets, net	¥ 628,592,051	$ 98,639,810	¥ 829,122,192